Nature of Operations and Basis of Presentation - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2015	Aug. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization and Nature of Operations [Line Items]
Corporation incorporated	Aug. 08, 2002
Accumulated deficit	$ (120,857,000)		$ (116,274,661)	$ (109,661,406)
Merger Agreement | Subsequent Event
Organization and Nature of Operations [Line Items]
Capital including cash and cash equivalents and marketable security		$ 41,100,000